Schedule of Investments
November 30, 2021 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.09%

Air Courier Services - 1.71%
FedEx Corp.	2,000	460,740

Aircraft Engines & Engine Parts - 1.42%
Honeywell International, Inc.	1,890	382,234

Beverages - 1.36%
Coca-Cola Co.	7,000	367,150

Biological Products (No Diagnostic Substances) - 0.92%
CRISPR Therapeutics AG (Switzerland) (2)	3,100	247,690

Electric Services - 3.31%
NextEra Energy, Inc.	10,260	890,363

Electronic Computers - 3.13%
Apple, Inc.	5,100	843,030

Fire, Marine & Casualty Insurance - 2.05%
Berkshire Hathaway, Inc. Class B (2)	2,000	553,380

Hospital & Medical Service Plans - 2.17%
Centene Corp. (2)	8,200	585,562

Industrial Inorganic Chemicals - 2.01%
Linde PLC (United Kingdom)	1,700	540,838

Industrial Instruments For Measurement, Display & Control - 2.17%
MKS Instruments, Inc.	3,850	585,816

Measuring & Controlling Devices - 3.05%
Thermo Fisher Scientific, Inc.	1,300	822,679

National Commercial Banks - 3.81%
Bank of America Corp.	12,000	533,640
JPMorgan Chase & Co.	3,100	492,373

		1,026,013

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.20%
Intuitive Surgical, Inc. (2)	1,825	591,921

Personal Credit Institutions - 1.74%
Discover Financial Services	4,350	469,147

Petroleum Refining- 1.94%
Exxon Mobil Corp.	8,710	521,206

Pharmaceutical Preparations - 3.22%
Johnson & Johnson	2,965	462,332
Merck & Co., Inc.	5,400	404,514

		866,846

Railroads, Line-Haul Operating - 1.84%
Union Pacific Corp.	2,100	494,844

Retail - Building Materials, Hardware, Garden Supply - 1.84%
Tractor Supply Co.	2,200	495,726

Retail - Catalog & Mail-Order Houses - 2.24%
Amazon.com, Inc. (2)	172	603,216

Retail - Drug Stores and Proprietary Stores - 2.22%
CVS Health Corp.	6,700	596,702

Retail-Eating & Drinking Places - 1.83%
Starbucks Corp.	4,500	493,380

Retail - Eating Places - 1.93%
Chipotle Mexican Grill, Inc. (2)	316	519,318

Retail - Lumber & Other Building Materials Dealers - 2.19%
Home Depot, Inc.	1,470	588,897

Retail-Retail Stores, Nec - 2.92%
Leslie's, Inc. (2)	10,000	209,600
Ulta Beauty, Inc. (2)	1,500	575,925

		785,525

Rubber & Plastics Footwear - 1.73%
Nike, Inc. Class B	2,760	467,102

Semiconductors & Related Devices - 7.98%
NVIDIA Corp.	3,250	1,061,970
Skyworks Solutions, Inc.	3,700	561,142
Xilinx, Inc.	2,300	525,435

		2,148,547

Services - Business Services - 3.26%
PayPal Holdings, Inc. (2)	2,550	471,469
Visa, Inc. Class A	2,100	406,917

		878,386

Services - Computer Programming, Data Processing, Etc. - 6.21%
Alphabet, Inc. Class A (2)	359	1,018,824
Meta Platforms, Inc. Class A (2)	2,013	653,138

		1,671,962

Services - Equipment Rental & Leasing - 2.35%
United Rentals, Inc. (2)	1,870	633,444

Services - Medical Laboratories - 3.76%
Guardant Health, Inc. (2)	3,600	378,432
Laboratory Corp. of America Holdings (2)	2,220	633,433

		1,011,865

Services-Miscellaneous Amusement & Recreation - 1.20%
Walt Disney Co. (2)	2,233	323,562

Services - Miscellaneous Health & Allied Services - 2.21%
ICON PLC (Ireland) (2)	2,200	595,034

Services - Offices & Clinics of Doctors of Medicine - 0.66%
Teladoc Health, Inc. (2)	1,750	177,187

Services - Prepackaged Software - 9.51%
Adobe, Inc. (2)	895	599,516
Cloudflare, Inc. Class A (2)	3,400	640,016
Microsoft Corp.	2,430	803,334
Salesforce.com, Inc. (2)	1,825	520,052

		2,562,918

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.95%
Procter & Gamble Co.	3,625	524,102

Surgical & Medical Instruments & Apparatus - 1.67%
Stryker Corp.	1,900	449,597

Television Broadcasting Stations - 1.40%
Liberty Media Corp. - Liberty Braves Group Series C (2)	13,700	376,887

Total Common Stock	(Cost $ 13,882,000)	26,152,816

Real Estate Investment Trusts - 1.79%

American Tower Corp.	1,840	482,963

Total Registered Investment Companies	(Cost $ 300,523)	482,963

Money Market Registered Investment Companies - 1.04%

Federated Treasury Obligation Fund - Institutional Shares - .01% (3)	281,472	281,472

Total Money Market Registered Investment Companies	(Cost $ 281,472)	281,472

Total Investments - 99.93%	(Cost $ 14,463,995)	26,917,251

Other Assets less Liabilities - .07%		18,357

Total Net Assets - 100.00%		26,935,608

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,917,251	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,917,251	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2021